GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
GENERAL INFORMATION
Schedule of subsidiaries equity interest

		% equity interest
	Principal activity / Country of	December 31,	December 31,
Subsidiary	incorporation	2022	2021
iRealtor LLC	Online real estate classifieds (Russia)	100%	100%
N1.ru LLC	Online real estate classifieds (Russia)	100%	100%
MLSN LLC	Online real estate classifieds (Russia)	100%	100%
N1 Technologies LLC	IT services and development (Russia)	100%	100%
Financial Platform JSC	Financial platform operator (Russia)	9%*	9%*
Fastrunner Investment Limited	Holding (Cyprus)	100%	100%
Mimons Investments Limited	Holding (Cyprus)	100%	100%

*See Note 19 for more details.